Stock-Based Compensation	12 Months Ended
Jun. 28, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Overview of Employee Stock-Based Compensation Plans
The Company currently has one equity-based compensation plan, the 2013 Long-Term Incentive Compensation Plan (2013 LTIP), from which stock-based compensation awards can be granted to employees and directors. At June 28, 2020, there were 15.9 million shares authorized for issuance under the plan and 5.5 million shares remaining for future grants. The 2013 LTIP provides for awards in the form of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other awards. The Company has other equity-based compensation plans that have been terminated so that no future grants can be made under those plans, but under which stock options, restricted stock and restricted stock units are currently outstanding.
The Company’s stock-based awards can be either service-based or performance-based. Performance-based conditions are generally tied to future financial and/or operating performance of the Company and/or external based market metrics. The compensation expense with respect to performance-based grants is recognized if the Company believes it is probable that the performance condition will be achieved. The Company reassesses the probability of the achievement of the performance condition at each reporting period, and adjusts the compensation expense for subsequent changes in the estimate or actual outcome. As with non-performance based awards, compensation expense is recognized over the vesting period. The vesting period runs from the date of grant to the expected date that the performance objective is likely to be achieved. For performance awards with market conditions, the Company estimates the grant date fair using the Monte Carlo valuation model and expenses the awards over the vesting period regardless of whether the market condition is ultimately satisfied.
The Company also has an Employee Stock Purchase Plan (ESPP) that provides employees with the opportunity to purchase common stock at a discount. At June 28, 2020, there were 7.0 million shares authorized for issuance under the ESPP, as amended, with 0.8 million shares remaining for future issuance. The ESPP limits employee contributions to 15% of each employee’s compensation (as defined in the plan) and allows employees to purchase shares at a 15% discount to the fair market value of common stock on the purchase date two times per year. The ESPP provides for a twelve-month participation period, divided into two equal six-month purchase periods, and also provides for a look-back feature. At the end of each six-month period in April and October, participants purchase the Company’s common stock through the ESPP at a 15% discount to the fair market value of the common stock on the first day of the twelve-month participation period or the purchase date, whichever is lower. The plan also provides for an automatic reset feature to start participants on a new twelve-month participation period if the fair market value of common stock declines during the first six-month purchase period.
Stock Option Awards
The following table summarizes option activity as of June 28, 2020 and changes during the fiscal year then ended (shares in thousands)

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Total Intrinsic Value (in millions of U.S. Dollars)
Outstanding at June 30, 2019	2,418	$39.81
Granted	—	—
Exercised	(1,371)	40.49
Forfeited or expired	(64)	55.37
Outstanding at June 28, 2020	983	37.88	1.77	$19.7

Vested and expected to vest at June 28, 2020	983	37.88	1.77	$19.7
Exercisable at June 28, 2020	981	37.91	1.76	$19.6
The total intrinsic value in the table above represents the total pretax intrinsic value, which is the total difference between the closing price of the Company’s common stock on June 26, 2020 (the last trading day of fiscal 2020) of $57.74 and the exercise price for in-the-money options that would have been received by the holders if all instruments had been exercised on June 28, 2020. As of June 28, 2020, there was less than $0.1 million of unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted average period of less than one month.
The following table summarizes information about stock options outstanding and exercisable at June 28, 2020 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
$0.01 to $25.00	262	3.2	$24.34	261	$24.34
$25.01 to $35.00	203	2.3	26.59	202	26.59
$35.01 to $45.00	6	1.4	38.50	6	38.50
$45.01 to $55.00	468	0.9	48.12	468	48.12
$55.01 to $73.00	44	0.5	61.93	44	61.93
Total	983			981
Other information pertaining to the Company’s stock option awards is as follows:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
Weighted average grant date fair value per share of options	$—	$—	$8.02
Total intrinsic value of options exercised (in millions of U.S. Dollars)	$22.8	$63.3	$24.3
Restricted Stock Awards and Units
A summary of nonvested restricted stock awards (RSAs) and restricted stock unit awards (RSUs) outstanding as of June 28, 2020 and changes during the year then ended is as follows (shares in thousands):

	Number of RSAs/RSUs	Weighted Average Grant-Date Fair Value
Nonvested at June 30, 2019	3,081	$34.99
Granted	1,206	53.14
Vested	(1,138)	30.77
Forfeited	(217)	37.72
Nonvested at June 28, 2020	2,932	$43.89
As of June 28, 2020, there was $79.5 million of unrecognized compensation cost related to nonvested awards, which is expected to be recognized over a weighted average period of 1.97 years.
Stock-Based Compensation Valuation and Expense
The Company accounts for its employee stock-based compensation plans using the fair value method. The fair value method requires the Company to estimate the grant-date fair value of its stock-based awards and amortize this fair value to compensation expense over the requisite service period or vesting term.
The Company uses the Black-Scholes option-pricing model to estimate the fair value of the Company’s stock option and ESPP awards. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, the risk-free interest rate and expected dividends. Due to the inherent limitations of option-valuation models, future events that are unpredictable and the estimation process utilized in determining the valuation of the stock-based awards, the ultimate value realized by award holders may vary significantly from the amounts expensed in the Company’s financial statements.
For RSAs and RSUs, the grant-date fair value is based upon the market price of the Company’s common stock on the date of the grant. This fair value is then amortized to compensation expense over the requisite service period or vesting term.
Stock-based compensation expense is recognized net of estimated forfeitures such that expense is recognized only for those stock-based awards that are expected to vest. A forfeiture rate is estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.
Total stock-based compensation expense was classified in the consolidated statements of operations as follows:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Cost of revenue, net	$10.0	$7.8	$5.8
Research and development	8.0	6.2	5.9
Sales, general and administrative	30.8	28.9	21.3
Total stock-based compensation expense	$48.8	$42.9	$33.0
The Black-Scholes and Monte Carlo option pricing models require the input of highly subjective assumptions. The assumptions listed below represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if other assumptions had been used, recorded share-based compensation expense could have been materially different from that depicted above.
The range of assumptions used to value stock issued under the ESPP were as follows:

Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
Risk-free interest rate	0.12 - 2.67%	2.39 - 2.67%	0.89 - 2.26%
Expected life, in years	0.5 - 1.0	0.5 - 1.0	0.5 - 1.0
Volatility	34.5 - 82.6%	34.5 - 39.6%	34.5 - 40.2%
Dividend yield	—	—	—
The weighted average assumptions used to value stock option grants in fiscal 2018 were as follows:

Risk-free interest rate	1.75%
Expected life, in years	4.0
Volatility	38.6%
Dividend yield	—
No stock option grants occurred in fiscal 2020 or fiscal 2019.
The range of assumptions used for issued performance units were as follows:

	Fiscal Years Ended
	June 28, 2020	June 30, 2019	June 24, 2018
Risk-free interest rate	0.28 - 1.66%	2.68%	1.44 - 1.59%
Expected life, in years	3.0	3.0	2.8 - 3.0
Average volatility of peer companies	48.9 - 55.2%	46.8%	46.4%
Average correlation coefficient of peer companies	0.36 - 0.45	0.34	0.34
Dividend yield	—	—	—
The following describes each of these assumptions and the Company’s methodology for determining each assumption:
Risk-Free Interest Rate
The Company estimates the risk-free interest rate using the U.S. Treasury bill rate with a remaining term equal to the expected life of the award.
Expected Life
The expected life represents the period the awards are expected to be outstanding. In determining the appropriate expected life of its stock options, the Company segregates its grantees into categories based upon employee levels that are expected to be indicative of similar option-related behavior. The expected useful lives for each of these categories are then estimated giving consideration to (1) the weighted average vesting periods, (2) the contractual lives of the stock options, (3) the relationship between the exercise price and the fair market value of the Company’s common stock, (4) expected employee turnover, (5) the expected future volatility of the Company’s common stock, and (6) past and expected exercise behavior, among other factors.
Expected Volatility
The Company estimates expected volatility for the options and ESPP awards giving consideration to the expected life of the respective award, the Company’s current expected growth rate, implied volatility in traded options for its common stock, and the historical volatility of its common stock. For purposes of estimating volatility for use in the Monte Carlo model for the market-based awards, the Company utilizes historical volatilities of the Company and the members of the defined peer group.
Expected Dividend Yield
The Company estimates the expected dividend yield by giving consideration to its current dividend policies as well as those anticipated in the future considering the Company’s current plans and projections. The Company has not historically issued dividends.
Correlation Coefficient
The correlation coefficients are calculated based upon the price data used to calculate the historical volatilities and are used to model the way in which each entity tends to move in relation to its peers.